Employee benefits - Plan assets by fair value hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 860,484	$ 878,785
Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	197,636	194,442
Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	384,360	334,524
Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	41,414	101,081
Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	136,811	132,238
Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	82,912	98,431
Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	5,262	4,526
Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	56	70
Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	7,523	9,626
Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	4,510	3,847
Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	160,302	204,716
Level 1 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	41,414	101,081
Level 1 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	111,365	94,009
Level 1 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	7,523	9,626
Level 1 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	415,842	556,164
Level 2 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	9,259	187,065
Level 2 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	375,875	326,344
Level 2 | Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	25,446	38,229
Level 2 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	5,262	4,526
Level 2 | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 2 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	4,566	3,917	$ 4,670
Level 3 | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	56	70
Level 3 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Level 3 | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	4,510	3,847
NAV
Defined Benefit Plan Disclosure
Fair value of plan assets	279,774	113,988
NAV | Obligations of U.S. Government sponsored entities
Defined Benefit Plan Disclosure
Fair value of plan assets	188,377	7,377
NAV | Corporate bonds and debentures
Defined Benefit Plan Disclosure
Fair value of plan assets	8,485	8,180
NAV | Equity securities - Common stocks
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
NAV | Equity securities - ETF's
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
NAV | Foreign Commingled Trust Fund
Defined Benefit Plan Disclosure
Fair value of plan assets	82,912	98,431
NAV | Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
NAV | Private Equity investments
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
NAV | Cash and Cash Equivalents
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
NAV | Accrued Income Receivable
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 0	$ 0